UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01792
Van Kampen Capital Growth Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Capital Growth Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.4%
Air Freight & Logistics 3.7%
C.H. Robinson Worldwide, Inc.	1,615,852	$82,343,818
Expeditors International of Washington, Inc.	1,427,587	49,737,131

		132,080,949

Apparel, Accessories & Luxury Goods 1.0%
Coach, Inc. (a)	1,414,399	35,416,551

Casinos & Gaming 4.1%
Wynn Resorts Ltd.	1,801,318	147,059,602

Communications Equipment 4.2%
QUALCOMM, Inc.	1,600,500	68,773,485
Research In Motion Ltd. (Canada) (a)	1,215,438	83,014,415

		151,787,900

Computer Hardware 3.5%
Apple, Inc. (a)	1,104,606	125,549,518

Construction Materials 3.5%
Cemex, SAB de CV — ADR (Mexico) (a)	3,490,946	60,114,090
Martin Marietta Materials, Inc.	596,661	66,814,099

		126,928,189

Consumer Finance 4.4%
American Express Co.	2,386,047	84,537,645
Redecard SA (Brazil)	5,749,197	75,169,490

		159,707,135

Data Processing & Outsourced Services 3.5%
MasterCard, Inc., Class A	516,119	91,523,382
Visa, Inc., Class A	558,580	34,291,226

		125,814,608

Distributors 1.5%
Li & Fung Ltd. (Bermuda)	21,632,000	52,831,190

Van Kampen Capital Growth Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Diversified Commercial & Professional Services 0.9%
Corporate Executive Board Co.	1,089,042	$34,032,563

Electrical Components & Equipment 1.0%
First Solar, Inc. (a)	181,038	34,199,889

Fertilizers & Agricultural Chemicals 8.5%
Monsanto Co.	3,071,741	304,040,924

Gas Utilities 0.4%
Questar Corp.	325,481	13,318,683

Health Care Equipment 2.1%
Gen-Probe, Inc. (a)	495,658	26,294,657
Intuitive Surgical, Inc. (a)	209,299	50,436,873

		76,731,530

Human Resource & Employment Services 0.6%
Monster Worldwide, Inc. (a)	1,335,857	19,917,628

Internet Retail 6.4%
Amazon.com, Inc. (a)	3,140,873	228,529,919

Internet Software & Services 12.3%
Baidu.com, Inc. — ADR (Cayman Islands) (a)	236,197	58,631,181
eBay, Inc. (a)	5,497,549	123,035,147
Google, Inc., Class A (a)	506,808	202,986,740
Tencent Holdings Ltd. (Cayman Islands)	8,072,400	58,154,521

		442,807,589

Life Sciences Tools & Services 2.2%
Illumina, Inc. (a)	1,962,206	79,528,209

Multi-Line Insurance 2.2%
Loews Corp.	1,986,104	78,431,247

Multi-Sector Holdings 4.0%
Leucadia National Corp.	3,194,114	145,140,540

Van Kampen Capital Growth Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Oil & Gas Exploration & Production 7.7%
Range Resources Corp.	347,996	$14,918,588
Southwestern Energy Co. (a)	2,631,983	80,380,761
Ultra Petroleum Corp. (Canada) (a)	3,271,565	181,048,407

		276,347,756

Other Diversified Financial Services 1.7%
BM&F BOVESPA SA (Brazil)	13,302,695	59,421,361

Pharmaceuticals 1.1%
Allergan, Inc.	765,836	39,440,554

Property & Casualty Insurance 2.1%
Berkshire Hathaway, Inc., Class B (a)	17,206	75,620,370

Real Estate Management & Development 5.0%
Brookfield Asset Management, Inc., Class A (Canada)	6,575,519	180,432,241

Restaurants 2.2%
Starbucks Corp. (a)	5,326,043	79,198,259

Specialized Finance 2.5%
CME Group, Inc.	239,737	89,064,693

Systems Software 0.6%
VMware, Inc., Class A (a)	772,838	20,588,404

Wireless Telecommunication Services 3.5%
America Movil, SAB de CV, Ser L — ADR (Mexico)	1,775,298	82,302,815
China Mobile Ltd. — ADR (Hong Kong)	889,227	44,532,488

		126,835,303

Total Long-Term Investments 96.4% (Cost $4,254,638,502)		3,460,803,304

Van Kampen Capital Growth Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

Description	Value

Repurchase Agreements 3.0%
Banc of America Securities ($39,175,966 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $39,178,197)	$39,175,966
Citigroup Global Markets, Inc. ($39,175,966 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $39,177,599)	39,175,966
JPMorgan Chase & Co. ($11,752,790 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $11,753,116)	11,752,790
State Street Bank & Trust Co. ($15,449,278 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $15,449,857)	15,449,278

Total Repurchase Agreements 3.0% (Cost $105,554,000)	105,554,000

Total Investments 99.4% (Cost $4,360,192,502)	3,566,357,304

Foreign Currency 0.0% (Cost $1,066,853)	922,886

Other Assets in Excess of Liabilities 0.6%	22,124,170

Net Assets 100.0%	$3,589,404,360

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security.
ADR — American Depositary Receipt

Van Kampen Capital Growth Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$3,349,817,594
Level 2 — Other Significant Observable Inputs	216,539,710
Level 3 — Significant Unobservable Inputs	-0-

Total	$3,566,357,304

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which

Van Kampen Capital Growth Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)
valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Capital Growth Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 18, 2008